NET LOSS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET LOSS PER COMMON SHARE
Schedule of Computation of Earnings Per Share

	For the year ended December 31, 2013	For the year ended December 31, 2012

Numerator:
Loss from continuing operations available to common stockholders	$(18,205,047)	$(51,776,676)
Loss from discontinued operations	$—	$(50,298)

Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	272,620,776	219,530,283

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.07)	$(0.24)
Loss from discontinued operations	$(0.00)	$(0.00)

Schedule of antidilutive securities excluded from computation diluted shares outstanding
	December 31, 2013	December 31, 2012
Common stock equivalents:
Stock options	32,900,000	35,298,000
Stock warrants	26,244,621	16,255,779
Convertible preferred stock	33,555,000	—

	92,699,621	51,553,779